Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

8. FAIR VALUE MEASUREMENTS

Fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement is required to be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, fair value accounting standards establish a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

The Company has determined that the majority of the inputs used to value its derivative financial instruments using the income approach fall within Level 2 of the fair value hierarchy. The Company uses readily available market data to value its derivatives, such as interest rate curves and discount factors. ASC 820, Fair Value Measurements and Disclosures, also requires consideration of credit risk in the valuation. The Company uses a potential future exposure model to estimate this credit valuation adjustment (“CVA”). The inputs to the CVA are largely based on observable market data, with the exception of certain assumptions regarding credit worthiness which make the CVA a Level 3 input. Based on the magnitude of the CVA, it is not considered a significant input and the derivatives are classified as Level 2. Of the Company’s long-term obligations, the Term B-2 Loans are classified in Level 2 of the fair value hierarchy. The fair value of the term loans as of September 30, 2013 approximates their carrying value due to the variable nature of the underlying interest rates and the frequent intervals at which such interest rates are reset. The Senior Notes are classified in Level 3 of the fair value hierarchy and have been valued using significant inputs that are not observable in the market including a discount rate of 10.41% and projected cash flows of the underlying Senior Notes.

The following table presents the Company’s estimated fair value measurements and related classifications as of September 30, 2013:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2013
Assets:
Derivative financial instruments (a)	$—	$347	$—	$347
Liabilities:
Long-term obligations (b)	$—	$1,401,487	$269,627	$1,671,114

(a)	Reflected at fair value in the unaudited condensed consolidated balance sheet as other assets of $347. There were no transfers between Levels 1, 2 or 3 during the three or nine months ended September 30, 2013.
(b)	Reflected at carrying value in the unaudited condensed consolidated balance sheet as current maturities on long-term debt of $14,050 and long-term debt of $1,629,489 as of September 30, 2013.

The Company did not have any assets measured at fair value at December 31, 2012. The following table presents the Company’s estimated fair value measurements and related classifications as of December 31, 2012:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
Liabilities:
Long-term obligations (a)	$—	$1,445,774	$416,317	$1,862,091
Derivative financial instruments (b)	$—	$1,880	$—	$1,880

(a)	Reflected at carrying value in the unaudited condensed consolidated balance sheet as current maturities on long-term debt of $21,330 and long-term debt of $1,802,644 as of December 31, 2012.
(b)	Reflected at fair value in the unaudited condensed consolidated balance sheet as other liabilities of $1,880 at December 31, 2012.

15. FAIR VALUE MEASUREMENTS

Fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement is required to be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, fair value accounting standards establish a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

The Company has determined that the majority of the inputs used to value its derivative financial instruments using the income approach fall within Level 2 of the fair value hierarchy. The Company uses readily available market data to value its derivatives, such as interest rate curves and discount factors. ASC 820 also requires consideration of credit risk in the valuation. The Company uses a potential future exposure model to estimate this credit valuation adjustment (“CVA”). The inputs to the CVA are largely based on observable market data, with the exception of certain assumptions regarding credit worthiness which make the CVA a Level 3 input. Based on the magnitude of the CVA, it is not considered a significant input and the derivatives are classified as Level 2. Of the Company’s long-term obligations, the Term A Loans and Term B Loans are classified in Level 2 of the fair value hierarchy. The fair value of the term loans as of December 31, 2012 approximates their carrying value due to the variable nature of the underlying interest rates and the frequent intervals at which such interest rates are reset. The Senior Notes are classified in Level 3 of the fair value hierarchy and have been valued using significant inputs that are not observable in the market including a discount rate of 10.48% and projected cash flows of the underlying Senior Notes. The Company does not have any assets measured at fair value as of December 31, 2012.

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
Liabilities:
Letters of Credit	—	$11,569	—	$11,569
Long-term obligations(a)	—	$1,445,774	$416,317	$1,862,091
Derivative financial instruments (b)	—	$1,880	—	$1,880

(a)	Reflected at carrying value in the consolidated balance sheet as current maturities on long-term debt of $21,330 and long-term debt of $1,802,644. As of December 31, 2011, the carrying value and fair value of long-term obligations, including the current portion, was $1,417,887 and $1,468,543, respectively.
(b)	Reflected at fair value in the consolidated balance sheet as other liabilities of $1,880.